BUSINESS COMBINATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
SCHEDULE OF TANGIBLE AND INTANGIBLE ASSETS ACQUIRED AND LIABILITIES ASSUMED AT THEIR PRELIMINARY ESTIMATED FAIR VALUES

The Company recorded all tangible and intangible assets and liabilities at their estimated fair values on the acquisition date. The following represents the allocation of the estimated purchase consideration:

Estimated
Description	Fair Value

Assets:
Cash	$69,104
Accounts receivable	369,338
Prepaid expenses and other current assets	17,893
Inventory	64,894
Fixed assets	1,134
Intangible assets	6,471,621
Goodwill	26,880,916
$33,874,900

Liabilities:
Accounts payable and accrued expenses	$(1,009,993)
Customer deposits	(311,544)
Accrued payroll and related taxes	(21,077)
Derivative liability	(219,171)
Convertible notes payable	(1,466,382)
Convertible notes payable – related parties	(102,851)
Notes payable	(3,579,160)
Notes payable – related parties	(2,500)
$(6,712,678)

Net fair value of assets (liabilities)	$27,162,222

SCHEDULE OF SUPPLEMENTAL PRO-FORMA FINANCIAL INFORMATION

The following supplemental pro-forma financial information approximate combined financial information assumes that the acquisition had occurred at the beginning of the year ended December 31, 2022:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Total revenue	$7,993,090	$4,204,694
Net loss	$(124,502,520)	$(29,014,991)
Pro forma loss per common share	$(0.73)	$(6.58)
Pro forma weighted average number of common shares basic and diluted	170,715,695	4,410,595

SCHEDULE OF PURCHASE CONSIDERATION
Titan Environmental Solutions Inc. market capitalization at closing	$27,162,222
Total purchase consideration	$27,162,222

Standard Waste Services LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF TANGIBLE AND INTANGIBLE ASSETS ACQUIRED AND LIABILITIES ASSUMED AT THEIR PRELIMINARY ESTIMATED FAIR VALUES

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the acquisition date.

Estimated
Description	Fair Value

Assets:
Cash	$2,545
Accounts receivable	1,387,932
Property and equipment	5,174,422
Prepaid expenses and other current assets	12,900
Other receivables	1,600
Right-of-use-asset	294,431
Goodwill	13,864,967
$20,738,797

Liabilities:
Accounts payable and accrued expenses	$(947,180)
Accrued payroll and related taxes	(46,189)
Operating lease liability, current	(83,654)
Finance lease liability, current	(29,230)
Notes payable	(3,271,231)
Operating lease liability, noncurrent	(210,778)
Finance lease liability, noncurrent	(70,137)
$(4,658,399)

Net fair value of assets (liabilities) acquired	$16,080,398

SCHEDULE OF SUPPLEMENTAL PRO-FORMA FINANCIAL INFORMATION

Standard’s results of operations are included in our consolidated financial statements from the date of the transaction within its Trucking segment. If the transaction had occurred on the beginning of the year ended December 31, 2023, unaudited pro forma consolidated results for 2024 and 2023, would have been as follows:

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Total revenue	$12,317,716	$12,800,530
Net loss	$(18,653,432)	$(141,608,357)
Pro forma loss per common share	$(0.08)	$(1.04)
Pro forma weighted average number of common shares basic and diluted	222,067,042	135,720,702

Titan Trucking LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF TANGIBLE AND INTANGIBLE ASSETS ACQUIRED AND LIABILITIES ASSUMED AT THEIR PRELIMINARY ESTIMATED FAIR VALUES

The Company recorded all tangible and intangible assets and liabilities at their estimated fair values on the acquisition date. The following represents the allocation of the purchase consideration:

Description	Fair Value

Assets:
Cash	$69,104
Accounts receivable	369,338
Prepaid expenses and other current assets	17,893
Inventory	64,894
Property and equipment	1,134
Intangible assets	6,471,621
Goodwill	26,880,916
$33,874,900

Liabilities:
Accounts payable and accrued expenses	$(1,009,993)
Customer deposits	(311,544)
Accrued payroll and related taxes	(21,077)
Derivative liability	(219,171)
Convertible notes payable	(1,466,382)
Convertible notes payable – related parties	(102,851)
Notes payable	(3,579,160)
Notes payable – related parties	(2,500)
$(6,712,678)

Net fair value of assets (liabilities) acquired	$27,162,222

SCHEDULE OF SUPPLEMENTAL PRO-FORMA FINANCIAL INFORMATION

The following supplemental pro-forma financial information approximate combined financial information assumes that the acquisition had occurred at the beginning of the year ended December 31, 2023:

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Total revenue	$8,300,038	$5,936,731
Net loss	$(18,167,196)	$(122,348,055)
Pro forma loss per common share	$(0.10)	$(1.46)
Pro forma weighted average number of common shares basic and diluted	222,067,042	84,039,244

SCHEDULE OF PURCHASE CONSIDERATION
Titan Environmental Solutions Inc. market capitalization at closing	$27,162,222
Total purchase consideration	$27,162,222